Supplement dated September 20, 2024
to the Statement of Additional Information (SAI), dated September 1, 2024, for the following funds:
Fund
Columbia Funds Series Trust
Columbia Large Cap Index Fund
Columbia Mid Cap Index Fund
Columbia Small Cap Index Fund
Columbia Funds Series Trust I
Multi-Manager (MM) Total Return Bond Strategies Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above referenced funds and for MM Total Return Bond Strategies Fund for Voya, is hereby superseded and replaced with the following:
		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending February 28/29 – Information is as of February 29, 2024, unless otherwise noted
Large Cap Index Fund	Christopher Lo	12 RICs 16 other accounts	$9.50 billion $165.61 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
Mid Cap Index Fund	Christopher Lo	12 RICs 16 other accounts	$10.22 billion $165.61 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
Small Cap Index Fund	Christopher Lo	12 RICs 16 other accounts	$9.60 billion $165.61 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
For Funds with fiscal year ending August 31 – Information is as of August 31, 2023, unless otherwise noted
MM Total Return Bond Strategies Fund	Voya: Sean Banai(q)	9 RICs 114 PIVs 107 other accounts	$15.59 billion $5.53 billion $21.73 billion	1 other account ($185.57 M)	None	Voya	Voya
	David Goodson	5 RICs 77 PIVs 80 other accounts	$11.72 billion $3.01 billion $17.51 billion	None	None
	Randall Parish	9 RICs 89 PIVs 67 other accounts	$12.45 billion $3.54 billion $16.57 billion	None	None
	Eric Stein(q)	3 RICs	$12.83 billion	None	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(b)
Notional investments through a deferred compensation account.
(q)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of July 31, 2024.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_101_(09/24)